STOCK-BASED COMPENSATION PLANS (Details)	12 Months Ended
Dec. 31, 2015 item shares
Stock-Based Compensation Plans
Number of active equity plans | item	1
Plan
Stock-Based Compensation Plans
Shares reserved for issuance	16,100,000
Shares available for grant	11,700,000
Plan | Restricted Stock Units
Stock-Based Compensation Plans
Decrease in shares available for grant due to restricted stock units granted	3
Increase in shares available for grant due to cancelations of restricted stock units	3
Plan | Restricted Stock Units | Employees | Minimum
Stock-Based Compensation Plans
Vesting period	1 year
Plan | Restricted Stock Units | Employees | Maximum
Stock-Based Compensation Plans
Vesting period	4 years
Plan | Restricted Stock Units | Non-employee members of the Board of Directors
Stock-Based Compensation Plans
Vesting period	1 year
Plan | Stock Options | Employees
Stock-Based Compensation Plans
Expiration term	10 years
Plan | Stock Options | Employees | Minimum
Stock-Based Compensation Plans
Vesting period	3 years
Plan | Stock Options | Employees | Maximum
Stock-Based Compensation Plans
Vesting period	4 years
Plan | Stock Awards
Stock-Based Compensation Plans
Decrease in shares available for grant due to restricted stock units granted	3
Increase in shares available for grant due to cancelations of restricted stock units	3